Goodwill And Other Intangible Assets - Summary Of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-lived intangible assets:
Finite-Lived intangible assets, Gross Carrying Amount	$ 308,888	$ 283,644
Finite-Lived intangible assets, Accumulated Amortization	(45,861)	(31,862)
Finite-Lived intangible assets, Net Carrying Value	263,027	251,782
Customer Relationships [Member]
Finite-lived intangible assets:
Finite-Lived intangible assets, Gross Carrying Amount	268,438	245,274
Finite-Lived intangible assets, Accumulated Amortization	(32,662)	(21,819)
Finite-Lived intangible assets, Net Carrying Value	235,776	223,455
Trade Names [Member]
Finite-lived intangible assets:
Finite-Lived intangible assets, Gross Carrying Amount	13,775	13,775
Finite-Lived intangible assets, Accumulated Amortization	(4,119)	(3,369)
Finite-Lived intangible assets, Net Carrying Value	9,656	10,406
Indefinite-lived intangible assets:
Indefinite-lived intangible assets, Gross Carrying Amount	175,434	152,740
Indefinite-lived intangible assets, Net Carrying Value	175,434	152,740
Technology [Member]
Finite-lived intangible assets:
Finite-Lived intangible assets, Gross Carrying Amount	26,675	24,595
Finite-Lived intangible assets, Accumulated Amortization	(9,080)	(6,674)
Finite-Lived intangible assets, Net Carrying Value	$ 17,595	$ 17,921